Finance Cost	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Finance Cost
9.	Finance cost

	2021	2020	2019
	$’000	$’000	$’000
Interest expenses:
- Convertible notes	54	780	2,206
- Leases (Note 16)	742	727	598
- Borrowings	1,512	—
Accretion expenses arising from redeemable convertible preference shares (Note 18)	11,549	14,841	9,577
Others	52	98	105

	13,909	16,446	12,486